CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Preferred Stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred Stock, shares issued	0	0		0
Preferred Stock, shares outstanding	0	0		0
Common Stock, par or stated value	$ 0.001	$ 0.001	[1]	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000		100,000,000
Common Stock, shares issued	10,441,251	10,441,251		10,441,251
Common Stock, shares outstanding	10,441,251	10,441,251		10,441,251

[1]	Expected volatility — was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.